Selected Balance Sheet Components	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Selected Balance Sheet Components

4. Selected Balance Sheet Components

Accrued Expenses and Other Current Liabilities

As of June 30, 2025 and December 31, 2024, accrued expenses and other current liabilities were comprised of the following (in thousands):

	June 30, 2025	December 31, 2024
Accrued compensation	$1,276	$1,344
Accrued vendor and other expenses	658	994
Accrued expenses and other current liabilities	$1,934	$2,338

See Note 11 for additional commitments.

Prepaid Expenses and Other Current Assets

As of June 30, 2025 and December 31, 2024, prepaid expenses and other current assets were comprised of the following (in thousands):

	June 30, 2025	December 31, 2024
Prepaid expenses	$163	$99
Prepaid insurance	214	288
CIRM receivable	50	—
Other	343	249
Prepaid expenses and other current assets	$770	$636

4. Selected Balance Sheet Components

Accrued Expenses and Other Current Liabilities

As of December 31, 2024 and December 31, 2023, accrued expenses and other current liabilities were comprised of the following (in thousands):

	December 31, 2024	December 31, 2023
Accrued compensation(1)	$1,344	$1,720
Accrued vendor and other expenses	994	3,712
Accrued expenses and other current liabilities	$2,338	$5,432

(1)	Includes deferred compensation for certain executives and deferred board and advisory fees for one director (see Note 11).

See Note 11 for additional commitments.

Prepaid Expenses and Other Current Assets

As of December 31, 2024 and December 31, 2023, prepaid expenses and other current assets were comprised of the following (in thousands):

	December 31, 2024	December 31, 2023
Prepaid expenses	$99	$485
Prepaid insurance	288	284
CIRM receivable	—	1,360
Other	249	225
Prepaid expenses and other current assets	$636	$2,354